Annual Total Returns- Victory Floating Rate Fund (MCL) [BarChart] - MCL - Victory Floating Rate Fund - Class Y	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.30%	10.08%	5.34%	(0.75%)	(2.91%)	12.71%	3.98%	0.64%	9.65%	4.92%